Financial income, net (Tables)	12 Months Ended
Dec. 31, 2023
Nonoperating Income (Expense) [Abstract]
Schedule of Net Financial Income

	Year Ended December 31,
	2023	2022	2021
Financial income:
Interest on deposits	$8,888	$1,603	$847
Foreign currency translation differences	585	1,736	51
Remeasurement of liability instruments	—	116,863	67,873
Other	1,828	741	276

Financial expenses:
Remeasurement of liability instruments	(119,348)	—	—
Bank charges	(233)	(187)	(166)
Changes in exchange rates	(379)	(891)	(245)
Other	(141)	(149)	(153)
	$(108,800)	$119,716	$68,483